Intangible Assets - Schedule of Amortization of Intangible Assets (Details) - Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule Of Amortization Of Intangible Assets Abstract
2026	¥ 1,687	$ 241
2027	1,415	202
2028	940	134
2029	940	134
2030 and after	3,379	485
Total	¥ 8,361	$ 1,196